[Transamerica Life Insurance Company Letterhead]

May 6, 2005

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Retirement Income Builder Variable Annuity
Retirement Income Builder II Variable Annuity
Portfolio Select Variable Annuity
Retirement Builder Variable Annuity Account
Transamerica Life Insurance Company
File No. 333-07509

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the prospectus, supplements and statement of additional information filed on May 1, 2005, that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (319) 297-8330.

Sincerely,

/s/ Darin D. Smith
Darin D. Smith
General Counsel
Annuity Products & Services
Financial Markets Group

cc:	Frederick R. Bellamy, Esq.